Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184



                                             September 23, 2011

Ms. Linda Stirling, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:      AllianceBernstein Cap Fund, Inc.
                 -AllianceBernstein Dynamic All Market Fund
                 File Nos. 2-29901 and 811-1716
                 ------------------------------------------

Dear Ms. Stirling:

      Attached herewith please find Post-Effective Amendment No. 106 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 85 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Dynamic All Market Fund (the "Amendment"). We are making this filing for the purpose of adding disclosure concerning a Cayman Islands subsidiary that invests in commodities and commodities-related instruments. The Amendment is filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

      Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure in Post-Effective Amendment No. 101 filed on August 5, 2011 for which we received comments on September 15, 2011. Accordingly, we ask for selective review of Post-Effective Amendment No. 106.

      We may submit a request for acceleration of effective date of the Registration Statement.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                             Sincerely,

                                             /s/ Young Seo
                                             -------------------------
                                                  Young Seo
Attachment
cc:  Kathleen K. Clarke